Related Party Transactions (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015
Accrued interest			$ 1,639,949
Former Director [Member]
Notes payable	1,095,000
Former Director [Member] | Notes Payable Affiliates [Member]
Repayment of debt	11,552
Former Director [Member] | Two Unsecured Notes Payable [Member]
Notes payable	1,045,000
Amount of debt default		$ 1,045,000
Former Director [Member] | Two Unsecured Notes Payable [Member] | Accrued Expenses [Member]
Accrued interest		$ 1,347,828
Related Party [Member] | Secured Notes Payable To Related Party [Member]
Notes payable	$ 50,000